INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,851,855
Balance	86,612,636	$ 2,851,855
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	2,984,231	62,135
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively	86,103,549	2,922,096
Additions	501,563
Balance	89,589,343	2,984,231
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	132,376	16,717
Additions	2,844,331	115,659
Balance	2,976,707	132,376
Patents
Disclosure of detailed information about intangible assets [line items]
Balance	0
Balance	368,531	0
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively	0	0
Additions	368,531
Balance	368,531	0
Patents | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Health Canada License
Disclosure of detailed information about intangible assets [line items]
Balance	2,834,650
Balance	86,109,184	2,834,650
Health Canada License | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	2,922,096	0
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively	86,103,549	2,922,096
Additions	0
Balance	89,025,645	2,922,096
Health Canada License | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	87,446	0
Additions	2,829,015	87,446
Balance	2,916,461	87,446
Computer Software
Disclosure of detailed information about intangible assets [line items]
Balance	17,205
Balance	134,921	17,205
Computer Software | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	62,135	62,135
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively	0	0
Additions	133,032
Balance	195,167	62,135
Computer Software | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	44,930	16,717
Additions	15,316	28,213
Balance	$ 60,246	$ 44,930